UPAR Ultra Risk Parity ETF
Schedule of Investments
September 30, 2024 (Unaudited)

U.S. TREASURY SECURITIES - 48.0%	Par	Value
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040	$611,209	$636,989
2.13%, 02/15/2041	3,470,125	3,627,310
0.75%, 02/15/2042	4,833,059	4,025,732
0.63%, 02/15/2043	5,072,878	4,063,820
1.38%, 02/15/2044	5,603,622	5,106,178
0.75%, 02/15/2045	5,415,049	4,322,221
1.00%, 02/15/2046	4,822,735	4,012,478
0.88%, 02/15/2047	4,785,992	3,837,010
1.00%, 02/15/2048	4,488,555	3,680,951
1.00%, 02/15/2049	3,043,701	2,478,785
0.25%, 02/15/2050	2,616,938	1,733,160
0.13%, 02/15/2051	1,925,775	1,213,482
0.13%, 02/15/2052	1,753,620	1,088,357
1.50%, 02/15/2053	822,183	741,664
2.13%, 02/15/2054	201,901	209,553
TOTAL U.S. TREASURY SECURITIES (Cost $41,015,338)		40,777,690

EXCHANGE TRADED FUNDS - 24.8%	Shares
SPDR Gold MiniShares Trust (a)	230,390	12,010,231
Vanguard Extended Market ETF	14,861	2,704,553
Vanguard FTSE Developed Markets ETF	38,654	2,041,318
Vanguard FTSE Emerging Markets ETF	90,696	4,339,804
TOTAL EXCHANGE TRADED FUNDS (Cost $16,353,365)		21,095,906

COMMON STOCKS - 21.0%
Biotechnology - 0.6%
Corteva, Inc.	8,361	491,543

Building Materials - 0.1%
Geberit AG	155	101,318

Chemicals - 1.5%
CF Industries Holdings, Inc.	2,189	187,816
Ecolab, Inc.	1,203	307,162
FMC Corp.	1,575	103,856
Nutrien Ltd.	6,176	297,108
OCI NV	2,396	68,402
PhosAgro PJSC - GDR (b)	1,126	0
Sociedad Quimica y Minera de Chile S.A. - ADR	3,118	129,958
The Mosaic Co.	3,667	98,202
Yara International ASA	3,199	101,474
		1,293,978

Coal - 0.3%
Teck Resources Ltd. - Class B (a)	4,408	230,490

Energy - Alternate Sources - 1.0%
Enphase Energy, Inc. (a)	1,810	204,566
First Solar, Inc. (a)	1,307	326,018
Ming Yang Smart Energy Group Ltd. - GDR	17	117
Vestas Wind Systems A/S (a)	14,215	314,648
		845,349

Food - 0.1%
Salmar ASA	1,781	93,593

Iron & Steel - 1.1%
Fortescue Ltd.	25,596	367,220
Mineral Resources Ltd.	2,189	79,029
Vale S.A. - ADR	38,063	444,576
		890,825

Machinery - Diversified - 2.7%
AGCO Corp.	768	75,156
CNH Industrial NV - Class A	15,579	172,927
Deere & Co.	3,458	1,443,127
Husqvarna AB - Class B	6,548	45,864
IDEX Corp.	351	75,290
Kubota Corp.	14,936	212,074
The Toro Co.	1,291	111,968
Xylem, Inc.	1,052	142,052
		2,278,458

Mining - 6.6%
Antofagasta PLC	8,315	224,516
BHP Group Ltd. - ADR	20,711	1,286,360
Boliden AB	2,121	72,084
Cameco Corp.	3,667	175,376
CMOC Group Ltd. - Class H	223,632	219,673
First Quantum Minerals Ltd.	6,965	95,070
Freeport-McMoRan, Inc.	11,981	598,092
Glencore PLC	104,291	598,311
GMK Norilskiy Nickel PAO - ADR (b)	3,990	0
Ivanhoe Mines Ltd.	11,397	169,738
Jiangxi Copper Co. Ltd. - Class H	37,785	76,956
Lundin Mining Corp.	5,960	62,514
NAC Kazatomprom JSC - GDR	2,215	80,848
Pilbara Minerals Ltd. (a)	24,963	56,630
Rio Tinto PLC - ADR	13,883	988,053
South32 Ltd.	41,308	108,039
Southern Copper Corp.	6,438	744,683
Sumitomo Metal Mining Co. Ltd.	2,331	69,927
		5,626,870

Oil & Gas - 6.8%
Aker BP ASA	28	601
BP PLC - ADR	7,972	250,241
Canadian Natural Resources Ltd.	6,241	207,471
Cenovus Energy, Inc.	5,237	87,687
Chevron Corp.	5,348	787,600
ConocoPhillips	3,332	350,793
Coterra Energy, Inc.	1,915	45,864
Devon Energy Corp.	1,694	66,269
Diamondback Energy, Inc.	517	89,131
Ecopetrol S.A. - ADR	6,222	55,563
Eni S.p.A. - ADR	4,493	136,183
EOG Resources, Inc.	1,591	195,582
EQT Corp.	1,729	63,351
Equinor ASA - ADR	8,133	206,009
Exxon Mobil Corp.	12,318	1,443,916
Gazprom PJSC - ADR (b)	11,925	0
Hess Corp.	826	112,171
Imperial Oil Ltd.	1,337	94,168
Inpex Corp.	3,666	49,669
LUKOIL PJSC – ADR (b)	818	0
Novatek PJSC - GDR (b)	329	0
Occidental Petroleum Corp.	2,406	124,005
OMV AG	954	40,842
Repsol S.A.	3,302	43,651
Rosneft Oil Co. PJSC - GDR (b)	10,479	0
Shell PLC - ADR	9,238	609,246
Suncor Energy, Inc.	3,374	124,675
TotalEnergies SE - ADR	7,020	453,632
Tourmaline Oil Corp.	910	42,309
Woodside Energy Group Ltd.	5,209	91,067
		5,771,696

Retail - 0.0%(c)
Ferguson Enterprises, Inc.	12	2,366

Water - 0.2%
American Water Works Co., Inc.	767	112,166
Veolia Environnement S.A.	2,981	98,211
		210,377
TOTAL COMMON STOCKS (Cost $18,307,982)		17,836,863

SHORT-TERM INVESTMENTS - 4.3%
Money Market Funds - 4.3%
First American Government Obligations Fund - Class X, 4.82% (d)	3,638,025	3,638,025
TOTAL SHORT-TERM INVESTMENTS (Cost $3,638,025)		3,638,025

TOTAL INVESTMENTS - 98.1% (Cost $79,314,710)		83,348,484
Other Assets in Excess of Liabilities - 1.9%		1,587,412
TOTAL NET ASSETS - 100.0%		$84,935,896

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AB - Aktiebolag
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
A/S - Aksjeselskap
GDR - Global Depositary Receipt
JSC - Joint Stock Company
NV - Naamloze Vennootschap
PJSC - Public Joint Stock Company
PLC - Public Limited Company
S.A. - Sociedad Anónima
SE - Societas Europeae

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

UPAR Ultra Risk Parity ETF
Schedule of Futures Contracts
September 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
MSCI EAFE Index	30	12/20/2024	$3,731,700	$90,743
MSCI Emerging Markets Index	82	12/20/2024	4,808,070	305,322
S&P 500 Index	408	12/20/2024	11,861,070	234,516
U.S. Treasury 10 Year Notes	176	12/19/2024	20,113,500	37,125
U.S. Treasury Ultra Bonds	152	12/19/2024	20,230,250	(57,763)
Total Unrealized Appreciation (Depreciation)				$609,943

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024:

UPAR Ultra Risk Parity ETF

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
U.S. Treasury Securities	$–	$40,777,690	$–		$40,777,690
Exchange Traded Funds	21,095,906	–	–		21,095,906
Common Stocks	17,836,863	–	–	(a)	17,836,863
Money Market Funds	3,638,025	–	–		3,638,025
Total Investments	$42,570,794	$40,777,690	$–	(a)	$83,348,484

Other Financial Instruments*:
Futures Contracts	$667,706	$–	$–		$667,706
Total Other Financial Instruments	$667,706	$–	$–		$667,706

Liabilities:
Other Financial Instruments*:
Futures Contracts	$(57,763)	$–	$–		$(57,763)
Total Other Financial Instruments	$(57,763)	$–	$–		$(57,763)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of September 30, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	The Level 3 securities are fair valued at $0 due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the Russian markets being currently uninvestible.

 The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value

Common
Stocks
Balance as of December 31, 2023	$35,389
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(35,389)
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of September 30, 2024	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at September 30, 2024:	$0